Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Entity Information [Line Items]
Unrealized Gain (Loss) on Investments	gains / (losses) related to equity investments still held as of September 30, 2025 and 2024 are as follows:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024
Net unrealized gains (a)	$0.4	$0.4	$0.6	$0.7

(a)	These amounts are included in Other income / (expense), net in our Condensed Statements of Operations.
gains related to equity investments still held as of December 31, 2024 and 2023 are as follows:

	Years ended December 31,
$ in millions	2024	2023
Net unrealized gains (a)	$0.7	$0.5

(a)	These amounts are included in Other income, net in our Statements of Operations.

Fair Value Measurement Inputs and Valuation Techniques

	September 30, 2025					December 31, 2024
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
$ in millions		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Liabilities
Long-term debt	$1,384.4	$—	$1,279.5	$16.5	$1,296.0	$1,012.9	$—	$894.8	$16.6	$911.4

Fair Value of Assets and Liabilities Measured on Recurring Basis

	Fair value as of September 30, 2025				Fair value as of December 31, 2024
$ in millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Master Trust assets
Money market funds	$0.7	$—	$—	$0.7	$0.4	$—	$—	$0.4
Mutual funds	7.5	—	—	7.5	7.6	—	—	7.6

Total assets	$8.2	$—	$—	$8.2	$8.0	$—	$—	$8.0

$ in millions	Fair Value at December 31, 2024				Fair Value at December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$0.4	$—	$—	$0.4	$0.6	$—	$—	$0.6
Mutual funds	7.6	—	—	7.6	7.2	—	—	7.2

Total assets	$8.0	$—	$—	$8.0	$7.8	$—	$—	$7.8

	Carrying Amount	Fair Value at December 31, 2024				Carrying Amount	Fair Value at December 31, 2023
$ in millions		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Liabilities
Long-term debt	$1,012.9	$—	$894.8	$16.6	$911.4	$1,012.5	$—	$909.9	$16.8	$926.7